Annual Total Returns (Vanguard Energy Fund - Admiral Shares Participant:) (Vanguard Energy Fund, Vanguard Energy Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Annual Total Return
2014	(14.22%)
2013	18.22%
2012	2.73%
2011	(1.68%)
2010	13.49%
2009	38.48%
2008	(42.83%)
2007	37.11%
2006	19.75%
2005	44.67%